Stock-Based Compensation - Schedule of Weighted Average Grant Date Fair Value of Restricted Stock Units Issued (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted	$ 1.26	$ 4.59	$ 6.54